Segment Information - Summary of revenue distribution for its North America segment (Detail) - Enjoy Technology Inc [Member] - Geographic Concentration Risk [Member] - Revenue Benchmark [Member] - North America Segment [Member]
	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
UNITED STATES
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	86.00%	90.00%	86.00%	92.00%
CANADA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	14.00%	10.00%	14.00%	8.00%